UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Palo Alto Investors, LLC
Address:	470 University Avenue
		Palo Alto, CA 94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Alto Investors, Manager
Phone:	(650) 325-0772

Signature, Place and Date of Signing:

William L. Edwards		Palo Alto, CA			September 11, 2002


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		61

Form 13F Information Table Value Total:		181,213


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	   CUSIP		VALUE	   SHARES	   SH/    PUT/    INV.	OTHER	VOTING AUTH
					CLASS					X1000			   PRN    CALL    DISC	MGR	SOLE   SHR NONE


Actuate Corporation      COMMON              00508B107       3093     428,400    SH             SOLE                428,400
Acxiom Corporation       COMMON              005125109        171      10,000    SH             SOLE                 10,000
Agile Software           COMMON              00846X105       2270     187,600    SH             SOLE                187,600
Align Technology         COMMON              016255101       1410     266,000    SH             SOLE                266,000
Allegiance Telecom Inc.  COMMON              01747T102       1350     450,000    SH             SOLE                450,000
Arena Pharmaceuticals    COMMON              040047102       4157     417,400    SH             SOLE                417,400
Art Technology Group     COMMON              04289L107       7365   3,575,050    SH             SOLE              3,575,050
ArthroCare Corp          COMMON              043136100      13623     756,400    SH             SOLE                756,400
BEA Systems              COMMON              073325102        137      10,000    SH             SOLE                 10,000
Biosite Inc.             COMMON              090945106       6675     269,700    SH             SOLE                269,700
Centra Software          COMMON              15234X103       4338     900,000    SH             SOLE                900,000
Check PT Software        COMMON          SEDOL 2181334        365      12,000    SH             SOLE                 12,000
ClickAction, Inc.        COMMON              18681E107        999     805,500    SH             SOLE                805,500
Conductus Inc.           COMMON              206784100       2743   1,247,005    SH             SOLE              1,247,005
Cysive, Inc.             COMMON              23281T108        533     218,700    SH             SOLE                218,700
Docent, Inc.             COMMON              24823Q107        885     500,000    SH             SOLE                500,000
Dyax                     COMMON              26746E103        184      50,000    SH             SOLE                 50,000
E-Loan Inc.              COMMON              26861P107       8048   4,350,000    SH             SOLE              4,350,000
Excelon Corp             COMMON              300691102       4407   2,880,125    SH             SOLE              2,880,125
Exponent                 COMMON              30214U102       7061     530,482    SH             SOLE                530,482
Geerlings & Wade         COMMON              368473104        800     720,770    SH             SOLE                720,770
Genaissance PharmaceuticaCOMMON              36867W105         44      15,000    SH             SOLE                 15,000
Genencor International   COMMON              368709101       6465     569,600    SH             SOLE                569,600
IDEC Pharmaceuticals     COMMON              449370105        362       5,631    SH             SOLE                  5,631
Intellicorp, Inc.        COMMON              458153103         66     312,900    SH             SOLE                312,900
Interwoven Inc.          COMMON              46114T102        400      80,000    SH             SOLE                 80,000
Kana Software            COMMON              483600300        986      54,800    SH             SOLE                 54,800
Mercator Software, Inc.  COMMON              587587106       2628     473,600    SH             SOLE                473,600
N. American Scientific   COMMON              65715D100        672      51,900    SH             SOLE                 51,900
NIKU Corp                COMMON              654113109       2688   1,378,276    SH             SOLE              1,378,276
Navidec                  COMMON              63934Q101        639   1,522,200    SH             SOLE              1,522,200
Nexprise Inc.            COMMON              65333Q202       1312   3,199,728    SH             SOLE              3,199,728
North Amer Pall          COMMON              656912102       2846     467,400    SH             SOLE                467,400
Patina Oil & Gas         COMMON              703224105       4520     143,400    SH             SOLE                143,400
Pep Boys - MM&J          COMMON              713278109       6180     371,400    SH             SOLE                371,400
Petroquest Energy        COMMON              716748108       8211   1,433,000    SH             SOLE              1,433,000
PharmChem Labs           COMMON              717133102       1034   1,520,935    SH             SOLE              1,520,935
Preview Systems, Inc.    COMMON              741379101         33     939,524    SH             SOLE                939,524
Quicksilver Resources    COMMON              74837R104       3450     150,000    SH             SOLE                150,000
RSA Security             COMMON              749719100       1620     180,000    SH             SOLE                180,000
Rehabcare Group          COMMON              759148109       1653      58,000    SH             SOLE                 58,000
Restoration Hardware Inc.COMMON              760981100        206      16,500    SH             SOLE                 16,500
S1 Corporation           COMMON              78463B101        278      18,000    SH             SOLE                 18,000
San Juan Basin Trust     COMMON              798241105        637      53,500    SH             SOLE                 53,500
Secure Computing         COMMON              813705100        296      15,100    SH             SOLE                 15,100
SeeBeyond Technology     COMMON              815704101       8476   1,108,000    SH             SOLE              1,108,000
Selectica                COMMON              816288104       5144   1,332,702    SH             SOLE              1,332,702
Stellent Inc             COMMON              85856W105        482      50,000    SH             SOLE                 50,000
Strategic Diagnostic     COMMON              862700101        130      25,100    SH             SOLE                 25,100
Titan Pharmaceuticals    COMMON              888314101        808     115,300    SH             SOLE                115,300
Tularik Inc.             COMMON              899165104        164      10,000    SH             SOLE                 10,000
Tumbleweed Comm          COMMON              899690101      15579   4,280,000    SH             SOLE              4,280,000
UCBH Holdings            COMMON              90262T308       4677     130,000    SH             SOLE                130,000
Ultra Petroleum Corp     COMMON              903914109       5994     751,100    SH             SOLE                751,100
Unify Corporation        COMMON              904743101        708   1,056,598    SH             SOLE              1,056,598
Valicert                 COMMON              91915Q105       2482   1,601,100    SH             SOLE              1,601,100
Vicinity Corporation     COMMON              925653107       2078     989,650    SH             SOLE                989,650
W-H Energy Services Inc. COMMON              92925E108       2916     135,000    SH             SOLE                135,000
WebEx Comm               COMMON              94767L109       7684     467,100    SH             SOLE                467,100
WebSense                 COMMON              947684106       5850     232,500    SH             SOLE                232,500
iPrint Technologies      COMMON              462628108        200   1,432,122    SH              SOLE             1,432,122



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